Income taxes - Reconciliation of effective income tax rate from the combined federal and provincial Canadian statutory tax rate (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Abstract]
Company's statutory tax rate	26.50%	26.50%
Effect of foreign tax rate differences	(0.70%)	(0.30%)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.40%)	(0.30%)
Non-deductible and tax exempt items	0.50%	0.30%
Recognition of previously unrecognized temporary differences	0.00%	(0.30%)
Minimum income tax charge	0.20%	0.20%
Changes in tax laws and rates	(0.10%)	0.00%
Effective income tax rate	26.00%	26.10%